Credit Suisse High Yield Bond Fund

Schedule of Investments

January 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (86.9%)
Advertising (0.4%)
$925	TripAdvisor, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/22 @ 103.50)(1)	(BB-, B1)	07/15/25	7.000	$1,000,855

Aerospace & Defense (1.4%)
365	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/23 @ 102.38)(1)	(B+, B1)	09/30/28	4.750	378,231
1,250	TransDigm, Inc., Global Company Guaranteed Notes (Callable 03/15/22 @ 103.75)	(B-, B3)	03/15/27	7.500	1,339,613
1,940	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/22 @ 103.13)(1)	(B+, Ba3)	03/15/26	6.250	2,048,436

					3,766,280

Air Transportation (0.5%)
300	Hawaiianmiles Loyalty Ltd. Rule 144A, Senior Secured Notes (Callable 01/20/24 @ 100.00)(1)	(NR, Ba3)	01/20/26	5.750	311,812
1,000	Mileage Plus Intellectual Property Assets Ltd. Rule 144A, Senior Secured Notes (Callable 06/30/23 @ 103.25)(1)	(NR, Baa3)	06/20/27	6.500	1,095,000

					1,406,812

Auto Parts & Equipment (2.8%)
300	Adient U.S. LLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 104.50)(1)	(B+, Ba3)	04/15/25	9.000	336,000
640	BorgWarner, Inc., Rule 144A, Senior Unsecured Notes (1)	(BBB, Baa1)	10/01/25	5.000	753,784
3,430	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(CCC+, Caa1)	05/15/27	8.500	3,638,030
2,450	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(CCC, Caa1)	11/15/26	5.625	2,236,360
350	Tenneco, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/24 @ 103.94)(1)	(B, Ba3)	01/15/29	7.875	394,408

					7,358,582

Automakers (0.7%)
600	Ford Motor Co., Global Senior Unsecured Notes	(BB+, Ba2)	04/21/23	8.500	672,570
990	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB, B1)	07/15/28	6.250	1,068,581

					1,741,151

Brokerage (0.7%)
1,608	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/22 @ 104.31)(1)	(BB-, Ba3)	06/15/25	8.625	1,745,685

Building & Construction (1.0%)
600	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/22 @ 103.75)(1)	(B+, B3)	02/15/25	7.500	636,375
300	Summit Materials Finance Corp. Rule 144A, Company Guaranteed Notes (Callable 07/15/23 @ 102.63)(1)	(BB, B2)	01/15/29	5.250	316,125
1,591	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(1)	(BB, Ba3)	05/01/26	5.625	1,643,702

					2,596,202

Building Materials (3.2%)
675	Core & Main LP, Rule 144A, Senior Unsecured Notes (Callable 03/01/21 @ 103.06)(1)	(CCC+, Caa2)	08/15/25	6.125	691,453
1,570	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1)	(B+, B3)	02/01/28	5.750	1,677,639
1,970	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	2,098,050
600	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(1)	(BB-, B2)	12/15/27	4.875	631,500
600	PGT Innovations, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/21 @ 105.06)(1)	(B+, B2)	08/01/26	6.750	636,270
750	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/22 @ 103.56)(1)	(BB-, B2)	06/15/25	7.125	818,494
750	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1)	(BB-, B2)	06/15/28	7.250	843,578

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Building Materials
$1,100	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	$1,141,002

					8,537,986

Building Products (0.5%)
1,200	Park River Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 102.81)(1)	(CCC+, Caa1)	02/01/29	5.625	1,194,750

Cable & Satellite TV (4.0%)
1,315	CSC Holdings LLC, Global Senior Unsecured Notes	(B, B3)	06/01/24	5.250	1,417,734
525	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB, Ba3)	04/15/27	5.500	554,243
750	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB, Ba3)	02/01/28	5.375	797,392
1,555	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 102.69)(1)	(B, B3)	08/15/27	5.375	1,630,511
1,600	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,698,800
1,000	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(1),(2)	(BB-, Ba3)	04/15/27	5.000	1,446,790
2,922	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	3,070,014

					10,615,484

Chemicals (4.4%)
1,300	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 101.56)(1)	(CCC+, Caa1)	02/01/25	6.250	1,326,000
1,447	Atotech Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 03/01/21 @ 101.00)(1),(3)	(CCC+, Caa1)	06/01/23	8.750	1,466,370
300	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 102.88)(1)	(BB-, Ba3)	05/15/25	5.750	318,750
725	GCP Applied Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 102.75)(1)	(BB, B1)	04/15/26	5.500	742,081
2,200	Ingevity Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	2,233,418
1,200	Nouryon Holding B.V., Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 103.25)(1),(4)	(B-, Caa1)	10/01/26	6.500	1,532,079
272	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (1),(5),(6),(7),(8)	(NR, NR)	05/01/18	9.000	3,667
1,250	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1)	(B, B3)	04/15/26	6.500	1,290,625
2,625	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 104.31)(1)	(CCC+, Caa1)	07/15/25	5.750	2,597,110
200	Venator Materials LLC, Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 107.13)(1)	(B, B1)	07/01/25	9.500	220,000

					11,730,100

Consumer/Commercial/Lease Financing (1.0%)
2,600	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(B+, Ba3)	02/01/28	4.750	2,708,875

Diversified Capital Goods (1.1%)
1,200	GrafTech Finance, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/23 @ 102.31)(1)	(BB-, B1)	12/15/28	4.625	1,216,500
1,500	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(B+, B2)	10/01/26	6.125	1,639,740

					2,856,240

Electronics (1.8%)
2,625	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/08/21 @ 103.47)(1)	(BB, Ba2)	02/10/26	4.625	2,721,797
1,800	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes (1)	(BB+, Ba3)	10/01/25	5.000	1,987,875

					4,709,672

Energy - Exploration & Production (1.6%)
550	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/14/22 @ 105.44)(1)	(BB-, B3)	03/14/27	7.250	592,102

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Energy - Exploration & Production
$500	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 104.50)(1)	(BB-, B3)	01/15/29	6.000	$517,663

1,200	Laredo Petroleum, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 107.59)	(B-, Caa1)	01/15/28	10.125	1,046,400

2,500	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 03/01/21 @ 104.88)(1)	(B, Caa3)	11/01/23	9.750	1,984,637

					4,140,802

Environmental (0.4%)
625	GFL Environmental, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.56)(1)	(BB-, Ba3)	12/15/26	5.125	660,219
300	Stericycle, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/23 @ 101.94)(1)	(BB-, NR)	01/15/29	3.875	308,925

					969,144

Food - Wholesale (0.1%)
300	U.S. Foods, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 102.38)(1)	(B+, Caa1)	02/15/29	4.750	301,500

Forestry & Paper (0.3%)
800	Norbord, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/22 @ 102.88)(1)	(BB+, Ba1)	07/15/27	5.750	862,500

Gaming (4.4%)
825	Boyd Gaming Corp., Global Company Guaranteed Notes (Callable 08/15/21 @ 103.00)	(B-, Caa1)	08/15/26	6.000	854,906
2,390	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	2,491,133
1,287	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/01/21 @ 102.75)(1)	(CCC-, Caa3)	03/01/24	8.250	1,196,775
3,250	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/21 @ 101.69)(1)	(CCC, Caa2)	10/15/24	6.750	3,261,538
2,200	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 03/01/21 @ 103.94)(1)	(B-, B3)	02/01/24	7.875	2,279,519
1,250	MGP Finance Co-Issuer, Inc., Global Company Guaranteed Notes (Callable 11/01/26 @ 100.00)	(BB-, B1)	02/01/27	5.750	1,407,506

					11,491,377

Gas Distribution (1.7%)
2,750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 03/01/21 @ 101.88)	(B+, B1)	06/15/24	5.625	2,590,156
1,125	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 03/01/21 @ 104.69)	(B+, B1)	05/15/26	6.250	1,010,492
750	Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.63)(1)	(BB-, B1)	10/01/25	7.500	800,156

					4,400,804

Health Facilities (0.9%)
1,250	HCA, Inc., Company Guaranteed Notes (Callable 03/01/28 @ 100.00)	(BB-, Ba2)	09/01/28	5.625	1,466,181
775	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1)	(CCC, Caa2)	04/15/27	10.000	857,828

					2,324,009

Health Services (1.7%)
660	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	675,675
300	Ortho-Clinical Diagnostics S.A., Rule 144A, Senior Unsecured Notes (Callable 06/01/22 @ 103.69)(1)	(CCC, Caa2)	06/01/25	7.375	321,563
2,750	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC, Caa3)	02/01/28	9.250	3,014,660
335	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.63)(1)	(B-, B3)	12/15/25	5.250	347,981

					4,359,879

Insurance (0.6%)
1,000	Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.13)(1)	(B, B2)	10/15/27	4.250	1,018,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Insurance
$625	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 10/15/22 @ 103.38)(1)	(CCC+, Caa2)	10/15/27	6.750	$661,994

					1,680,869

Insurance Brokerage (3.1%)
3,530	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/21 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	3,638,106
1,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	1,149,840
1,200	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	1,296,000
2,100	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	2,210,040

					8,293,986

Investments & Misc. Financial Services (2.0%)
1,190	AG Issuer LLC, Rule 144A, Senior Secured Notes (Callable 03/01/23 @ 103.13)(1)	(B-, B2)	03/01/28	6.250	1,246,394
3,700	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(1)	(B, B1)	05/01/26	8.000	3,901,687

					5,148,081

Machinery (1.4%)
690	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/22 @ 102.88)(1)	(B+, B1)	07/31/27	5.750	716,306
600	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 06/15/22 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	646,125
2,300	Rexnord LLC, Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 102.44)(1)	(BB-, B1)	12/15/25	4.875	2,355,752

					3,718,183

Media - Diversified (0.3%)
750	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(CCC-, Caa3)	08/15/26	5.750	585,795
375	National CineMedia LLC, Rule 144A, Senior Secured Notes (Callable 04/15/23 @ 102.94)(1)	(CCC+, B3)	04/15/28	5.875	339,375

					925,170

Media Content (1.0%)
1,507	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1),(9)	(CCC-, B3)	08/15/27	6.625	958,829
925	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(1)	(CCC+, Ba3)	08/15/26	5.375	748,094
898	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	980,791

					2,687,714

Metals & Mining - Excluding Steel (4.2%)
2,200	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/21 @ 102.44)(1)	(B, B2)	01/15/24	4.875	2,250,875
300	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 10/17/22 @ 107.41)(1)	(B, B2)	10/17/25	9.875	352,125
300	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 103.63)(1)	(CCC+, Caa2)	04/01/23	7.250	306,871
2,150	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 105.16)(1)	(CCC+, NR)	03/01/26	6.875	2,242,719
500	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(B+, B2)	01/30/30	4.750	526,800
3,925	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 03/01/21 @ 102.19)(1)	(B-, Caa1)	06/15/22	8.750	4,038,884
1,250	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 103.50)(1)	(B-, Caa1)	02/15/26	7.000	1,246,875

					10,965,149

Oil Field Equipment & Services (1.4%)
1,400	NGL Energy Finance Corp., Rule 144A, Senior Secured Notes (Callable 02/01/23 @ 103.75)(1)	(BB-, B1)	02/01/26	7.500	1,417,220

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Oil Field Equipment & Services
$390	Pioneer Energy Services Corp., PIK, Rule 144A, Senior Unsecured Notes (1),(3),(6),(7)	(NR, NR)	08/28/25	5.000	$170,687
3,750	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 106.19)(1)	(CCC+, Caa2)	02/15/25	8.250	2,050,781

					3,638,688

Packaging (4.1%)
276	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/09/21 @ 104.50)(1)	(B, Caa1)	02/15/25	6.000	284,556
650	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 03/01/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	675,577
2,500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/21 @ 101.72)(1)	(CCC+, Caa2)	01/15/25	6.875	2,546,875
600	Intelligent Packaging Ltd. Co-Issuer LLC, Rule 144A, Senior Secured Notes (Callable 09/15/22 @ 103.00)(1)	(B-, B3)	09/15/28	6.000	620,625
2,535	Plastipak Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/21 @ 103.13)(1)	(B, B3)	10/15/25	6.250	2,596,791
3,400	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 102.44)(1)	(BB-, Ba3)	10/15/25	4.875	3,471,723
500	Trivium Packaging Finance B.V., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.75)(1)	(B, B2)	08/15/26	5.500	528,100

					10,724,247

Personal & Household Products (0.7%)
2,000	High Ridge Brands Co., Rule 144A, Senior Unsecured Notes (1),(6),(7)	(NR, NR)	03/15/25	8.875	22,500
1,822	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/08/21 @ 105.06)(1)	(B+, B1)	12/31/25	6.750	1,915,468

					1,937,968

Pharmaceuticals (4.0%)
1,600	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/24 @ 103.63)(1)	(B, B3)	05/30/29	7.250	1,786,696
325	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.63)(1)	(B, B3)	01/30/30	5.250	335,946
2,850	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 03/01/21 @ 103.50)(1)	(BB, Ba2)	03/15/24	7.000	2,914,837
1,350	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 03/01/21 @ 102.94)(1)	(B+, B2)	10/15/24	5.875	1,367,719
1,250	Horizon Therapeutics U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13)(1)	(BB-, Ba3)	08/01/27	5.500	1,333,363
2,619	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B+, B2)	12/15/24	4.375	2,686,112

					10,424,673

Real Estate Development & Management (1.4%)
1,100	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	1,196,727
2,864	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes (1)	(CCC+, NR)	05/01/25	7.875	2,557,881

					3,754,608

Real Estate Investment Trusts (2.3%)
1,280	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 102.63)(1)	(BB-, Ba3)	05/01/25	5.250	1,307,488
1,800	iStar, Inc., Global Senior Unsecured Notes (Callable 08/15/22 @ 102.75)	(BB, Ba3)	02/15/26	5.500	1,825,875
970	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(B+, Ba3)	12/15/21	5.000	985,156
1,880	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/23 @ 100.00)(1)	(B+, Ba3)	11/01/23	5.500	1,957,550

					6,076,069

Recreation & Travel (6.6%)
2,200	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1)	(B, B1)	05/01/25	7.250	2,300,375
2,000	Canada’s Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(CCC, B3)	04/15/27	5.375	2,008,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Recreation & Travel
$1,575	Cedar Fair LP, Global Company Guaranteed Notes (Callable 07/15/24 @ 102.63)	(CCC, B3)	07/15/29	5.250	$1,593,412
1,300	Merlin Entertainments Ltd., Rule 144A, Secured Notes (Callable 03/17/26 @ 100.00)(1)	(CCC+, B2)	06/15/26	5.750	1,353,378
1,000	Motion Bondco DAC, Rule 144A, Company Guaranteed Notes (Callable 11/15/22 @ 103.31)(1),(9)	(CCC-, Caa2)	11/15/27	6.625	1,008,520
1,150	Powdr Corp., Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 103.00)(1)	(B-, B1)	08/01/25	6.000	1,214,688
600	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1),(9)	(B-, B2)	05/01/25	8.750	647,625
2,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 102.44)(1)	(CCC, B3)	07/31/24	4.875	2,137,379
600	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(CCC, B3)	04/15/27	5.500	606,930
400	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(1)	(B, Ba2)	07/01/25	7.000	431,750
3,135	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB-, B2)	11/01/27	4.875	3,111,487
920	Vail Resorts, Inc., 144A, Company Guaranteed Notes (Callable 05/15/22 @ 103.13)(1)	(BB, B1)	05/15/25	6.250	978,650

					17,392,944

Software - Services (4.1%)
890	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	937,277
388	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(BB-, B1)	12/01/27	5.250	409,499
900	Granite Merger Sub 2, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/22 @ 108.25)(1)	(CCC+, Caa1)	07/15/27	11.000	1,037,642
1,700	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.13)(1)	(CCC+, Caa1)	02/01/28	8.250	1,888,062
235	Presidio Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/23 @ 102.44)(1)	(B, B1)	02/01/27	4.875	247,690
3,975	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/21 @ 102.63)(1)	(CCC+, Caa1)	03/01/24	10.500	4,103,194
1,500	SS&C Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/30/22 @ 104.13)(1)	(B+, B2)	09/30/27	5.500	1,592,190
550	WEX, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/21 @ 100.00)(1)	(BB-, Ba2)	02/01/23	4.750	552,692

					10,768,246

Specialty Retail (2.5%)
61	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/23 @ 102.25)	(BB, B1)	03/01/28	4.500	62,830
733	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	771,812
1,425	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/30/21 @ 104.25)(1)	(B-, B3)	10/30/25	8.500	1,516,200
1,403	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	1,460,727
300	Murphy Oil U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	300,750
2,500	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(1)	(NR, Caa2)	05/01/25	7.500	2,153,125
300	Sally Capital, Inc., Rule 144A, Secured Notes (Callable 04/30/22 @ 104.38)(1)	(BB+, Ba2)	04/30/25	8.750	332,625

					6,598,069

Steel Producers/Products (0.3%)
725	Allegheny Technologies, Inc., Global Senior Unsecured Notes (Callable 12/01/22 @ 102.94)(9)	(B, B3)	12/01/27	5.875	762,693

Support - Services (3.8%)
600	Austin BidCo, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(1)	(CCC+, Caa2)	12/15/28	7.125	622,875
600	Endurance Acquisition Merger Sub, Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	592,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Support - Services
$2,465	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B, B3)	07/31/26	7.125	$2,587,597
150	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.50)(1)	(CCC, Caa1)	10/01/27	11.000	169,125
1,950	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 103.84)(1)	(B-, Caa1)	06/01/25	5.125	2,003,625
575	Korn Ferry, Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.31)(1)	(BB, Ba3)	12/15/27	4.625	606,769
300	Sabre Global, Inc., Rule 144A, Senior Secured Notes (Callable 03/16/25 @ 100.00)(1)	(B, Ba3)	04/15/25	9.250	356,310
1,700	Tempo Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 02/08/21 @ 103.38)(1)	(CCC+, Caa1)	06/01/25	6.750	1,751,000
445	United Rentals North America, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 102.44)	(BB-, Ba3)	01/15/28	4.875	475,037
865	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.31)(1)	(B+, B3)	08/15/28	4.625	892,572

					10,057,410

Tech Hardware & Equipment (1.4%)
1,690	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 02/08/21 @ 103.00)(1)	(CCC+, B3)	06/15/25	6.000	1,726,081
1,750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(CCC+, B3)	03/15/27	5.000	1,737,969
250	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/22 @ 103.00)(1)	(B, Ba3)	03/01/26	6.000	265,016

					3,729,066

Telecom - Wireline Integrated & Services (3.1%)
2,300	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(B, B2)	05/15/26	7.500	2,415,000
1,100	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B, B2)	05/01/26	7.375	1,154,186
420	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BBB-, Baa3)	05/15/27	5.375	455,964
4,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 103.94)(1)	(CC, NR)	12/31/24	7.875	1,455,000
2,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	2,158,060
600	Zayo Group Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/23 @ 103.06)(1)	(CCC+, Caa1)	03/01/28	6.125	625,133

					8,263,343

Theaters & Entertainment (3.0%)
2,240	AMC Entertainment Holdings, Inc.,10.00% Cash, 12.00% PIK, Rule 144A, Secured Notes (Callable 06/15/23 @ 106.00)(1),(3)	(C, Ca)	06/15/26	12.000	1,650,480
1,000	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 03/01/21 @ 100.81)	(B, Caa1)	06/01/23	4.875	963,125
1,265	Cinemark U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1)	(BB-, Ba3)	05/01/25	8.750	1,364,208
200	Expedia Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 100.00)(1)	(BBB-, Baa3)	05/01/25	6.250	231,254
550	Expedia Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/22 @ 103.50)(1)	(BBB-, Baa3)	05/01/25	7.000	602,445
2,200	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/03/21 @ 102.44)(1)	(B-, B3)	11/01/24	4.875	2,214,300
400	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 104.22)(1)	(B-, B3)	03/15/26	5.625	411,100
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56)(1)	(B-, B3)	10/15/27	4.750	502,033

					7,938,945

Transport Infrastructure/Services (1.0%)
3,150	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 03/02/21 @ 100.00)(1)	(CCC, Caa2)	08/15/22	11.250	2,741,887

TOTAL CORPORATE BONDS (Cost $227,699,439)					229,046,697

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (32.2%)
Advertising (0.3%)
$592	Southern Graphics, Inc., LIBOR 1M + 3.250%(10)	(CCC+, B3)	12/31/22	3.371	$443,795
850	Southern Graphics, Inc., LIBOR 1M + 7.500%(8),(10)	(CCC-, Caa3)	12/31/23	7.621	340,000

					783,795

Auto Parts & Equipment (0.6%)
961	Dayco Products LLC, LIBOR 3M + 4.250%(10)	(CCC+, Caa2)	05/19/23	4.483	825,776
321	Jason Group, Inc., LIBOR 1M + 1.000% Cash, 9.000% PIK(3),(7),(10)	(CCC-, Caa3)	02/28/26	11.000	300,160
481	Jason Group, Inc., LIBOR 1M + 2.000% Cash, 4.000% PIK(3),(7),(10)	(B-, Caa1)	08/28/25	7.000	479,054

					1,604,990

Building & Construction (1.2%)
1,968	ACProducts, Inc., LIBOR 3M + 6.500%(10)	(B, B2)	08/18/25	7.500	2,023,462
1,078	TRC Companies, Inc., LIBOR 1M + 5.000%(10)	(B, B2)	06/21/24	6.000	1,082,900

					3,106,362

Building Materials (0.7%)
2,000	Airxcel, Inc., LIBOR 1M + 8.750%(10)	(CCC, Caa2)	04/27/26	8.871	1,910,000

Chemicals (4.4%)
2,222	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(10)	(BB-, B1)	08/27/26	6.250	2,241,039
2,465	PMHC II, Inc., LIBOR 12M + 3.500%(10)	(CCC+, Caa1)	03/31/25	4.500	2,332,669
2,450	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%(7),(10)	(B-, B2)	10/15/25	4.883 - 5.004	2,443,875
146	UTEX Industries, Inc., LIBOR 1M + 9.000%(10)	(CCC+, Caa1)	03/01/28	10.500	147,261
102	UTEX Industries, Inc., LIBOR 1M + 7.000%(10)	(CCC+, B3)	08/12/24	8.500	103,083
95	UTEX Industries, Inc., LIBOR 1M + 9.500%(10)	(NR, NR)	12/03/25	11.000	94,757
2,000	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(8),(10)	(CCC-, Caa3)	10/27/25	9.250	1,864,000
2,437	Zep, Inc., LIBOR 3M + 4.000%(10)	(CCC+, B3)	08/12/24	5.000	2,417,738

					11,644,422

Diversified Capital Goods (1.0%)
778	Callaway Golf Co., LIBOR 1M + 4.500%(10)	(B+, B1)	01/02/26	4.630	781,531
2,045	Dynacast International LLC, LIBOR 3M + 8.500%(10)	(CCC-, Caa3)	01/30/23	9.500	1,849,017

					2,630,548

Electronics (2.1%)
999	CPI International, Inc., LIBOR 1M + 7.250%(7),(8),(10)	(CCC, Caa2)	07/26/25	8.250	919,426
2,250	EXC Holdings III Corp., LIBOR 3M + 7.500%(10)	(CCC+, Caa2)	12/01/25	8.500	2,250,000
2,434	Oberthur Technologies SA, LIBOR 3M + 3.750%(10)	(B-, B3)	01/10/24	4.004	2,406,237

					5,575,663

Energy - Exploration & Production (0.1%)
2,557	PES Holdings LLC, PRIME + 1.500% Cash, 3.000% PIK (3),(5),(10)	(NR, NR)	12/31/22	3.000	115,053

Food - Wholesale (0.4%)
978	United Natural Foods, Inc., LIBOR 1M + 4.250%(10)	(B, B2)	10/22/25	4.371	981,122

Gaming (0.5%)
1,369	Gateway Casinos & Entertainment Ltd., LIBOR 3M + 3.500% Cash, 3.000% PIK(3),(10)	(B-, B2)	03/13/25	7.500	1,341,497

Gas Distribution (1.5%)
1,211	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(10)	(B, B2)	10/31/24	4.500	1,187,947
984	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(10)	(B, B2)	11/01/24	3.733	955,624
1,843	Traverse Midstream Partners LLC, LIBOR 1M + 5.500%(10)	(B, B3)	09/27/24	6.500	1,818,432

					3,962,003

Health Facility (0.4%)
1,132	Western Dental Services, Inc., LIBOR 1M + 5.250%(7),(10)	(CCC+, Caa1)	06/30/23	6.250	1,117,463

Health Services (1.7%)
2,216	Athenahealth, Inc., LIBOR 1M + 4.500%(10)	(B, B2)	02/11/26	4.633	2,226,931
895	Carestream Health, Inc., LIBOR 3M + 6.750%(10)	(B-, B1)	05/08/23	7.750	894,061
1,210	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.500%(10)	(B-, B3)	12/10/27	6.250	1,220,587

					4,341,579

Insurance Brokerage (1.2%)
1,931	Acrisure LLC, LIBOR 1M + 3.500%(10)	(B, B2)	02/15/27	3.621	1,925,983

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Insurance Brokerage
$1,235	Alera Group Holdings, Inc., LIBOR 1M + 4.000%(7),(10)	(B, B2)	08/01/25	4.500	$1,236,914

					3,162,897

Investments & Misc. Financial Services (1.1%)
1,485	Advisor Group, Inc., LIBOR 1M + 5.000%(10)	(B-, B2)	07/31/26	5.121	1,488,193
1,298	Deerfield Dakota Holding LLC, LIBOR 1M + 8.000%(7),(10)	(CCC, Caa2)	04/07/28	9.000	1,327,283
173	Ditech Holding Corp., PRIME + 7.000%(5),(10)	(NR, NR)	06/30/22	11.250	55,937

					2,871,413

Life Insurance (0.5%)
1,448	Vida Capital, Inc., LIBOR 1M + 6.000%(7),(10)	(B, B2)	10/01/26	6.121	1,396,837

Machinery (1.5%)
1,223	LTI Holdings, Inc., LIBOR 1M + 6.750%(8),(10)	(CCC+, Caa3)	09/06/26	6.871	1,193,108
592	LTI Holdings, Inc., LIBOR 1M + 3.500%(10)	(B-, B3)	09/06/25	3.621	579,714
2,475	WireCo WorldGroup, Inc., LIBOR 6M + 9.000%(8),(10)	(CCC+, Caa3)	09/30/24	10.000	2,091,375

					3,864,197

Medical Products (0.4%)
1,164	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(10)	(CCC+, B3)	06/15/23	6.000	1,107,549

Metals & Mining - Excluding Steel (0.5%)
1,228	GrafTech Finance, Inc., LIBOR 1M + 3.500%(7),(10)	(BB-, B1)	02/12/25	4.500	1,230,758

Packaging (0.3%)
800	Strategic Materials, Inc., LIBOR 3M + 7.750%(7),(8),(10)	(CC, C)	10/31/25	8.750	392,000
476	TricorBraun Holdings, Inc., LIBOR 1M + 3.750%(10)	(B-, B2)	11/30/23	4.750	476,455

					868,455

Personal & Household Products (1.1%)
1,761	Serta Simmons Bedding LLC (First Out Term Loan), LIBOR 1M + 7.500%(10)	(B+, B2)	08/10/23	8.500	1,787,661
1,067	Serta Simmons Bedding LLC (Second Out Term Loan), LIBOR 1M + 7.500%(10)	(B, Caa2)	08/10/23	8.500	989,391

					2,777,052

Pharmaceuticals (0.3%)
809	Akorn, Inc., LIBOR 3M + 7.500%(10)	(CCC+, Caa2)	10/01/25	8.500	812,592

Real Estate Investment Trusts (0.3%)
848	Blackstone Mortgage Trust, Inc., LIBOR 1M + 4.750%(10)	(B+, Ba2)	04/23/26	5.750	860,588

Recreation & Travel (2.3%)
1,959	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(10)	(CCC-, Caa3)	09/04/26	7.871	1,768,810
1,852	Bulldog Purchaser, Inc., LIBOR 1M + 3.750%(10)	(B-, B3)	09/05/25	3.871	1,719,496
1,547	Hornblower Sub LLC, LIBOR 3M + 4.500%(10)	(CCC-, Caa2)	04/27/25	5.750	1,358,529
1,082	Hornblower Sub LLC, LIBOR 3M + 8.125%(10)	(NR, NR)	11/10/25	9.125	1,165,013

					6,011,848

Restaurants (0.1%)
23	Golden Nugget, Inc., LIBOR 3M + 12.000%(7),(10)	(NR, NR)	10/04/23	13.000	25,821
300	Tacala LLC, LIBOR 1M + 7.500%(10)	(CCC, Caa2)	02/04/28	8.250	300,000

					325,821

Software - Services (3.9%)
744	Aston FinCo Sarl, LIBOR 3M + 4.250%(10)	(B-, B2)	10/09/26	4.403	741,003
2,560	Epicor Software Corp., LIBOR 1M + 7.750%(10)	(CCC, Caa2)	07/31/28	8.750	2,680,320
697	Finastra U.S.A., Inc., LIBOR 6M + 3.500%(10)	(CCC+, B2)	06/13/24	4.500	686,412
2,529	Finastra U.S.A., Inc., LIBOR 3M + 7.250%(10)	(CCC-, Caa2)	06/13/25	8.250	2,539,106
880	Hyland Software, Inc., LIBOR 1M + 7.000%(10)	(CCC, Caa1)	07/07/25	7.750	893,200
584	LDiscovery LLC, LIBOR 3M + 5.875%(10)	(B, B2)	12/09/22	6.875	571,037
724	Project Leopard Holdings, Inc., LIBOR 3M + 4.250%(10)	(B, B2)	07/07/23	5.250	727,399
1,500	SkillSoft Corp., LIBOR 3M + 7.500%(10)	(B+, B1)	12/27/24	8.500	1,541,250

					10,379,727

Support - Services (0.9%)
1,228	IG Investment Holdings LLC, LIBOR 3M + 4.000%(10)	(B-, B2)	05/23/25	5.000	1,230,919
245	Nuvei Technologies Corp., LIBOR 1M + 4.000%(7),(10)	(B+, Ba3)	09/29/25	4.750	247,577

Par (000)		Ratings† (S&P/ Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Support - Services
$1,000	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(8),(10)	(CCC, Caa1)	08/25/25	8.750	$1,002,920

					2,481,416

Telecom - Wireline Integrated & Services (0.7%)
448	GTT Communications, Inc.(11),(12),(13)	(B-, NR)	12/31/21	0.000	444,790
256	GTT Communications, Inc., LIBOR 1M + 6.000%(10)	(B-, NR)	12/31/21	8.500	254,166
1,125	TVC Albany, Inc., LIBOR 1M + 7.500%(8),(10)	(CCC, Caa2)	07/23/26	7.620	1,026,563

					1,725,519

Theaters & Entertainment (2.2%)
2,458	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(10)	(CCC+, B3)	07/03/26	5.500	2,467,682
2,400	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(10)	(CCC+, B3)	05/18/25	2.880	2,247,043
992	William Morris Endeavor Entertainment LLC, LIBOR 1M + 8.500%(10)	(CCC+, B3)	05/18/25	9.500	1,055,360

					5,770,085

TOTAL BANK LOANS (Cost $88,560,119)					84,761,251

ASSET BACKED SECURITIES (4.9%)
Collateralized Debt Obligations (4.9%)
1,250	Anchorage Credit Funding Ltd., 2016-4A, Rule 144A (1)	(NR, NR)	04/27/39	6.659	1,175,000
1,500	Anchorage Credit Opportunities CLO 1 Ltd., 2019-1A, Rule 144A, LIBOR 3M + 7.550% (1),(10)	(BB-, NR)	01/20/32	7.774	1,450,746
1,250	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, LIBOR 3M + 7.940% (1),(10)	(BB-, NR)	10/15/32	8.181	1,263,455
1,500	Battalion CLO VII Ltd., 2014-7A, Rule 144A, LIBOR 3M + 6.310% (1),(10)	(NR, Ba3)	07/17/28	6.533	1,501,281
1,500	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, LIBOR 3M + 3.950% (1),(10)	(NR, Baa3)	04/20/32	4.174	1,504,176
1,500	KKR CLO Ltd., 16, Rule 144A, LIBOR 3M + 6.750% (1),(10)	(NR, Ba3)	01/20/29	6.974	1,483,542
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230% (1),(10)	(BB-, NR)	10/20/32	7.454	984,498
1,050	Octagon Investment Partners 48 Ltd., 2020-3A, Rule 144A, LIBOR 3M + 7.660% (1),(10)	(BB-, NR)	10/20/31	7.892	1,059,179
1,500	Symphony Credit Opportunities Fund Ltd., 2015-2A, Rule 144A, LIBOR 3M + 3.060% (1),(10)	(NR, Baa3)	07/15/28	3.301	1,501,839
1,000	Venture 41 CLO Ltd., 2021-41A, Rule 144A, LIBOR 3M + 7.710% (1),(10),(12)	(BB-, NR)	01/20/34	0.000	983,074

TOTAL ASSET BACKED SECURITIES (Cost $12,800,319)					12,906,790

Number of Shares

COMMON STOCKS (1.2%)
Auto Parts & Equipment (0.4%)
27,589	Jason Group, Inc.(14)				165,534
109,693	Remainco LLC(6),(7),(14)				830,376

					995,910

Building & Construction (0.0%)
10	White Forest Resources, Inc.(6),(7),(14)				—

Chemicals (0.2%)
4,893	Huntsman Corp.(8),(14)				129,273
5,400	Project Investor Holdings LLC(6),(7),(8),(14)				54
89,998	Proppants Holdings LLC(6),(7),(8),(14)				4,500
15,074	UTEX Industries, Inc.(14)				472,314

					606,141

Energy - Exploration & Production (0.1%)
111,570	PES Energy, Inc.(6),(7),(8),(14)				1,116
32,848	Talos Energy, Inc.(14)				277,894

					279,010

Oil Field Equipment & Services (0.0%)
4,254	Pioneer Energy Services Corp.(6),(7),(14)				4,382

Number of Shares		Value
COMMON STOCKS (continued)
Pharmaceuticals (0.3%)
68,836	Akorn Holding Company LLC(14)	$900,581

Support - Services (0.2%)
2,100	LTR Holdings LLC(6),(7),(8),(14)	384,090
865	Sprint Industrial Holdings LLC, Class G(6),(7),(8),(14)	—
78	Sprint Industrial Holdings LLC, Class H(6),(7),(8),(14)	—
192	Sprint Industrial Holdings LLC, Class I(6),(7),(8),(14)	2

		384,092

TOTAL COMMON STOCKS (Cost $6,379,619)		3,170,116

WARRANT (0.0%)
Chemicals (0.0%)
22,499	Project Investor Holdings LLC, expires 02/20/2022(6),(7),(8),(14) (Cost $11,699)	—

SHORT-TERM INVESTMENTS (1.3%)
3,544,355	State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(15) (Cost $3,544,355)	3,544,355

TOTAL INVESTMENTS AT VALUE (126.5%) (Cost $338,995,550)		333,429,209

LIABILITIES IN EXCESS OF OTHER ASSETS (-26.5%)		(69,766,495)

NET ASSETS (100.0%)		$263,662,714

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these securities amounted to a value of $213,515,662 or 81.0% of net assets.

(2)	This security is denominated in British Pound.
(3)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(4)	This security is denominated in Euro.
(5)	Bond is currently in default.
(6)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(7)	Security is valued using significant unobservable inputs.
(8)	Illiquid security (unaudited).
(9)	Security or portion thereof is out on loan.
(10)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2021.
(11)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of January 31, 2021.

(12)	Zero coupon security.
(13)	All or a portion is an unfunded loan commitment.
(14)	Non-income producing security.
(15)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2021.

INVESTMENT ABBREVIATIONS

1M = 1 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
EUR	41,500	USD	50,508	10/13/21	Deutsche Bank AG	$50,508	$50,701	$193
GBP	27,500	USD	37,737	10/13/21	Deutsche Bank AG	37,737	37,813	76
USD	1,529,640	EUR	1,290,972	10/13/21	Morgan Stanley	(1,529,640)	(1,577,197)	(47,557)
USD	33,346	EUR	27,685	10/13/21	Deutsche Bank AG	(33,346)	(33,823)	(477)
USD	1,394,186	GBP	1,077,650	10/13/21	Deutsche Bank AG	(1,394,186)	(1,481,793)	(87,607)

								$(135,372)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1–quoted prices in active markets for identical investments
•	Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$228,849,843	$196,854		$229,046,697
Bank Loans	—	73,644,083	11,117,168		84,761,251
Asset Backed Securities	—	12,906,790	—		12,906,790
Common Stocks	407,167	1,538,429	1,224,520		3,170,116
Warrants	—	—	0	(1)	0	(1)
Short-term Investment	—	3,544,355	—		3,544,355

	$407,167	$320,483,500	$12,538,542		$333,429,209

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$269	$—		$269

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$135,641	$—		$135,641

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.
(1)	Includes zero valued securities.

The following is a reconciliation of investments as of January 31, 2021 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2020	$124,711	$14,090,592	$1,605,750	$0	(1)	$15,821,053
Accrued discounts (premiums)	—	1,108	—	—		1,108
Purchases	8,784	4,835	—	—		13,619
Sales	—	(302,240)	(246,709)	—		(548,949)
Realized gain (loss)	—	9,622	198,875	—		208,497
Change in unrealized appreciation (depreciation)	63,359	456,062	(168,978)	—		350,443
Transfers into Level 3	—	5,371,630	1,116	—		5,372,746
Transfers out of Level 3	—	(8,514,441)	(165,534)	—		(8,679,975)

Balance as of January 31, 2021	$196,854	$11,117,168	$1,224,520	$0	(1)	$12,538,542

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2021	$63,359	$270,375	$(196,567)	$—		$137,167

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 01/31/2021	Valuation Technique	Unobservable Input	Range (Weighted Average)*
Bank Loans	$11,117,168	Vendor pricing	Single Broker Quote	$0.49 – $1.14 ($0.97)
Common Stocks	$836,048	Income Approach	Expected Remaining Distribution	$0.00 – $7.57 ($7.52)
	$384,090	Market Approach	EBITDA Multiples	7.2 (N/A)
	$4,382	Vendor pricing	Single Broker Quote	$1.03 (N/A)
Corporate Bonds	$3,667	Income Approach	Expected Remaining Distribution	$0.01 (N/A)
	$170,687	Market Approach	EBITDA Multiples	6.2 (N/A)
	$22,500	Vendor pricing	Single Broker Quote	$0.01 (N/A)
Warrants	$0	Income Approach	Expected Remaining Distribution	$0.00 (N/A)

*	Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2021, $5,372,746 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $8,679,975 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.